3. PRINCIPLES OF CONSOLIDATION (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Light [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		49.99%
Light [Member] | Top of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		49.99%
Light [Member] | Bottom Of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly	22.58%
Lightger [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		74.49%
Guanhaes [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		74.49%
UHE Itaocara [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		49.00%
Cemig Telecom [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		25.49%
Axxion [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		25.49%
Axxion [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly		49.00%